Intangible Assets, Net	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

NOTE 6:-	INTANGIBLE ASSETS, NET

	December 31,
	2018	2017
Cost:
Technology	$4,284,315	$4,284,315
Backlog	45,996	45,996

	4,330,311	4,330,311

Accumulated amortization:	508,467	37,694

Intangible assets, net	$3,821,844	$4,292,617

Amortization expenses for the years ended December 31, 2018, 2017 and 2016 were $470,773, $37,694 and $0, respectively.